Note 5 - Short-term Investments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash, Cash Equivalents, and Short-term Investments [Text Block]
5.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2018
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$6,172	$-	$-	$6,172

	December 31, 2017
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$17,601	$-	$-	$17,601

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2018
	Cost	Fair Value
Time deposits
Due within one year	$6,172	$6,172

(In Thousands)

	December 31, 2017
	Cost	Fair Value
Time deposits
Due within one year	$17,601	$17,601